Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitment And Contingencies [Line Items]
Long-term operating lease commitments	$ 113,000,000	$ 172,000,000
Capital lease obligations	$ 0	0
Long-term operating lease commitments expiration	These leases expire at various dates during the next 30 years.
Rent expense	$ 68,000,000	70,000,000	$ 63,000,000
Purchase commitments	$ 550,000,000
Purchase commitments due period	2025
Accrued legal fees	$ 22,000,000	$ 28,000,000
Environmental remediation costs	84,000,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Range of possible loss	0
Maximum [Member]
Commitment And Contingencies [Line Items]
Range of possible loss	$ 125,000,000